SHARE CAPITAL- Principal assumptions used in the valuation (Details)								12 Months Ended
	Jun. 14, 2021 USD ($) $ / shares	Feb. 17, 2021 USD ($) $ / shares	Feb. 12, 2021	May 27, 2020 USD ($) $ / shares	May 22, 2020 $ / shares	Dec. 18, 2019 USD ($) $ / shares	Dec. 16, 2019 $ / shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
Disclosure Of SHARE CAPITAL [Line Items]
Grant date	Jun. 14, 2021	Feb. 17, 2021		May 27 and May 25, 2020		December 18, 2019
Share price at date of grant	3.15	4.45				0.68		1,652,322	404,415
Exercise price at date of grant					$ 0.85		$ 0.9375
Volatility	115.00%	107.00%		100.00%		141.00%
Warrant life	5 years	5 years	5 years	5 years	5 years	5 years	5 years
Dividend yield	0.00%	0.00%		0.00%		0.00%
Risk-free interest rate	0.80%	0.57%		0.34%		1.74%
Fair value at grant date | $	$ 2.50	$ 3.54		$ 0.416		$ 0.598
Minimum
Disclosure Of SHARE CAPITAL [Line Items]
Share price at date of grant				0.59
Exercise price at date of grant	$ 3.42	$ 3.57		$ 0.79		$ 0.82
Maximum
Disclosure Of SHARE CAPITAL [Line Items]
Share price at date of grant				0.64
Exercise price at date of grant	$ 4.35	$ 4.46		$ 0.85		$ 0.9375